Intangible Assets (Details) - Schedule of useful lives and weighted-average remaining useful life of amortizable intangible assets	12 Months Ended
Dec. 31, 2020
Customer lists and relationships [Member]
Intangible Assets (Details) - Schedule of useful lives and weighted-average remaining useful life of amortizable intangible assets [Line Items]
Weighted Average Remaining Useful Life	9 years 9 months 18 days
Customer lists and relationships [Member] | Minimum [Member]
Intangible Assets (Details) - Schedule of useful lives and weighted-average remaining useful life of amortizable intangible assets [Line Items]
Expected Life	7 years
Customer lists and relationships [Member] | Maximum [Member]
Intangible Assets (Details) - Schedule of useful lives and weighted-average remaining useful life of amortizable intangible assets [Line Items]
Expected Life	12 years
Trade name [Member]
Intangible Assets (Details) - Schedule of useful lives and weighted-average remaining useful life of amortizable intangible assets [Line Items]
Expected Life	3 years
Weighted Average Remaining Useful Life	2 years 7 months 6 days
Developed technology [Member]
Intangible Assets (Details) - Schedule of useful lives and weighted-average remaining useful life of amortizable intangible assets [Line Items]
Expected Life	3 years
Weighted Average Remaining Useful Life	2 years 10 months 24 days
Backlog [Member]
Intangible Assets (Details) - Schedule of useful lives and weighted-average remaining useful life of amortizable intangible assets [Line Items]
Expected Life	3 months
Weighted Average Remaining Useful Life	2 months 12 days